Sterling Capital Equity Income Fund
1
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .1%
Air Freight & Logistics — 0 .8%
103,692
United Parcel Service, Inc. , Class B .....
$ 14,190,250
Beverages — 3 .8%
425,974
PepsiCo, Inc. .....................
70,255,892
Biotechnology — 3 .8%
404,410
AbbVie, Inc. .....................
69,364,403
Capital Markets — 20 .3%
186,582
Ameriprise Financial, Inc. ............
79,705,965
1,078,697
Charles Schwab Corp. (The) ..........
79,489,182
165,080
Goldman Sachs Group, Inc. (The) ......
74,668,986
1,162,698
Nasdaq, Inc. .....................
70,064,181
545,930
Raymond James Financial, Inc. ........
67,482,407
371,410,721
Containers & Packaging — 4 .5%
377,345
Avery Dennison Corp. ..............
82,506,484
Food Products — 4 .2%
417,382
Hershey Co. (The) .................
76,727,333
Health Care Equipment & Supplies — 1 .6%
288,714
Abbott Laboratories ................
30,000,272
Health Care Providers & Services — 9 .3%
172,983
Elevance Health, Inc. ...............
93,732,568
150,996
UnitedHealth Group, Inc. ............
76,896,223
170,628,791
Insurance — 8 .1%
695,079
Aflac, Inc. .......................
62,077,505
207,365
Marsh & McLennan Cos., Inc. ........
43,695,953
610,346
MetLife, Inc. .....................
42,840,186
148,613,644
IT Services — 0 .5%
33,227
Accenture PLC , Class A .............
10,081,404
Oil, Gas & Consumable Fuels — 1 .6%
193,054
Valero Energy Corp. ................
30,263,145
Pharmaceuticals — 3 .1%
216,386
Johnson & Johnson ................
31,626,978
203,737
Merck & Co., Inc. .................
25,222,641
56,849,619
Professional Services — 7 .0%
289,244
Automatic Data Processing, Inc. .......
69,039,650
379,752
Booz Allen Hamilton Holding Corp. ....
58,443,833
127,483,483
Semiconductors & Semiconductor Equipment
— 8 .8%
379,498
Analog Devices, Inc. ...............
86,624,213
806,773
Microchip Technology, Inc. ...........
73,819,730
160,443,943
Shares Fair Value
COMMON STOCKS — (continued)
Software — 6 .1%
251,158
Microsoft Corp. ...................
$ 112,255,068
Specialized REITs — 2 .5%
1,032,675
CubeSmart ......................
46,645,930
Specialty Retail — 3 .3%
173,800
Home Depot, Inc. (The) .............
59,828,912
Textiles, Apparel & Luxury Goods — 1 .4%
347,233
NIKE, Inc. , Class B ................
26,170,951
Tobacco — 3 .2%
1,292,245
Altria Group, Inc. ..................
58,861,760
Trading Companies & Distributors — 4 .2%
395,143
Ferguson PLC ....................
76,519,442
Total Common Stocks
(Cost $ 1,208,020,380 ) ............. 1,799,101,447
MONEY MARKET FUND — 1 .9%
33,976,114
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (a) .......
33,976,114
Total Money Market Fund
(Cost $ 33,976,114 ) ............... 33,976,114
Total Investments — 100 .0%
(Cost $ 1,241,996,494 ) .......................... 1,833,077,561
Net Other Assets (Liabilities) — 0 .0% ............... (327,333)
NET ASSETS — 100.0% .......................
$ 1,832,750,228
(a) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Equity Income Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Equity Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Equity Income Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Options Contracts —
The Fund writes (sells) “covered” call options on securities and purchase options on securities to close out options previously written by them.
In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Fund executes transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Fund’s maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract
(as the writer).
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Equity Income Fund .................. $ 1,833,077,561 (a) $ — $ — $ 1,833,077,561
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Equity Income Fund — (continued)
June 30, 2024 (Unaudited)
The Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.